Condensed Statements of Cash Flows - USD ($)	3 Months Ended				9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net (loss) income	$ (69,258)	$ 2,872,433	$ 1,077,216	$ (87,826)	$ 4,614,992	$ 1,110,084	$ (25,475)	$ 3,340,238
Adjustments to reconcile net loss to net cash used in operating activities:
Interest income on investments held in Trust Account	(255,484)		(1,332,473)		(5,552,545)	(1,772,399)		(4,316,583)
Changes in operating assets and liabilities:
Prepaid expenses					427,581	(844,205)		680,663
Accrued offering costs							54,827
Deferred offering costs							(268,221)
Accounts payable and accrued expenses					(76,255)	40,915	273	125,533
Due to affiliate					89,248	92,689		122,689
Net cash used in operating activities					(496,979)	(1,372,916)	(238,596)	(1,408,786)
Cash Flows from Investing Activities:
Cash deposited to Trust Account						(294,687,500)		(294,687,500)
Cash withdrawn from Trust Account in connection with redemptions					284,916,127
Net cash used in investing activities					284,916,127	(294,687,500)		(294,687,500)
Cash flows from financing activities:
Proceeds from Initial Public Offering net of underwriting fees						282,500,000		282,500,000
Proceeds from sale of private units						14,645,000		14,645,000
Payment of offering costs						(298,540)		(298,540)
Repayment of promissory note - related party						(252,915)		(252,915)
Redemption of ordinary shares					(284,916,127)
Proceeds notes payable - related party							238,596
Net cash provided by financing activities					(284,916,127)	296,593,545	238,596	296,593,545
Net change in cash					(496,979)	533,129		497,259
Cash, beginning of year		497,259			497,259
Cash, end of year	280		533,129		280	533,129		497,259
Noncash investing and financing activity
Initial value of Class A ordinary shares subject to possible redemption						294,687,500		294,687,500
Forgiveness of the deferred underwriting commissions payable charged to additional paid in capital					(10,812,500)
Deferred underwriting commissions payable charged to additional paid in capital						10,812,500		10,812,500
Remeasurement of Class A ordinary shares to redemption value					5,552,545	30,665,139		33,209,323
Deferred offering costs included in accrued offering costs and due to affiliates							54,827
Payment of deferred offering costs by note payable - related party							220,421
Sponsor shares contributed for no redemption of shares					118,298
Non-cash convertible preferred unit accrued					719
Payment of expenses and deferred offering costs by the Sponsor in exchange for the issuance of Class B ordinary shares							25,000
Visiox Pharmaceuticals, Inc. [Member]
Cash flows from operating activities:
Net (loss) income	(7,211,527)	(888,545)	(962,814)	(744,638)	(9,050,976)	(2,337,893)		(4,135,616)	(3,982,040)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity based compensation expense					1,151,049	981,253		1,368,047	111,958
Changes in operating assets and liabilities:
Accounts payable					771,340	558,281		843,311	(419)
Accrued expenses					185,516	35,492		148,710
License fee					6,000,000
Liability to be settled in equity									3,000,000
Net cash used in operating activities					(943,071)	(762,867)		(1,775,548)	(870,501)
Cash flows from financing activities:
Proceeds from issuance of convertible preferred units					600,000	2,180,000		2,280,000	1,000,000
Net cash provided by financing activities					600,000	2,180,000		2,280,000	1,000,000
Net change in cash					(343,071)	1,417,133		504,452	129,499
Cash, beginning of year		$ 649,406		$ 144,954	649,406	144,954		144,954	15,455
Cash, end of year	$ 306,335		$ 1,562,087		306,335	1,562,087	$ 144,954	649,406	144,954
Noncash investing and financing activity
Non-cash convertible preferred unit accrued					$ 123,079	$ 94,249		159,051	3,507
Accrued unissued equity consideration for license rights									$ 3,000,000